AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2019

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds**
Commodity Trading Advisor (3)
GSA Trend Fund LP	08/01/18 - 11/01/18	$17,500,000	$17,720,941	3.65%	Daily
Total Commodity Trading Advisor		17,500,000	17,720,941	3.65

Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	03/01/19	20,000,000	19,901,384	4.09	Quarterly*
Total Credit - Convertible Arbitrage		20,000,000	19,901,384	4.09

Event Driven Arbitrage (5)
Davidson Kempner Partners	01/01/06 - 07/01/12	55,852,249	95,880,665	19.73	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	55,034,071	96,447,296	19.85	Semi-Annual*
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	35,000,000	38,689,070	7.96	Quarterly*
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	378,409	0.08	Liquidating
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	44,841,399	59,923,672	12.33	Quarterly
Total Event Driven Arbitrage		191,007,246	291,319,112	59.95

Fixed Income Arbitrage (6)
FFIP, L.P.	01/01/07 - 04/01/12	44,590,178	95,263,490	19.60	Annual*
Parsec Onshore Partners, L.P.	07/01/07 - 04/01/12	34,127,311	51,810,687	10.66	Monthly
Total Fixed Income Arbitrage		78,717,489	147,074,177	30.26

Total investments in Portfolio Funds		307,224,735	476,015,614	97.95

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 2.24%(2) (Shares 10,818,597)		10,818,597	10,818,597	2.23

Total investments		$318,043,332	$486,834,211	100.18%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2019

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $ 485,973,845.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2019.
(3)	Portfolio Funds in this strategy invest in futures contracts and foreign exchange forwards contracts using a variety of systematic trading strategies to meet investment objectives, which are typically the capturing of directional moves, both long and short, across diversified portfolios of markets and asset classes.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(5)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(6)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.

The aggregate cost of investments for tax purposes was $451,568,108. Net unrealized appreciation on investments for tax purposes was $35,266,103 consisting of $40,442,726 of gross unrealized appreciation and $5,176,623 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.95% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds**
Distressed - Long Biased (3)
AG Mortgage Value Partners, L.P.	05/01/13	$2,484,543	$3,447,495	1.10%	Side Pockets Only
Centerbridge Credit Partners, L.P.	06/01/10 - 05/01/16	30,383,318	44,190,046	14.18	Bi-Annual*
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 05/01/13	30,019,514	58,681,321	18.83	Annual
Marble Ridge LP	12/01/16 - 02/01/17	25,000,000	27,479,409	8.82	Quarterly*
Silver Point Capital Fund, L.P.	07/01/08	390,994	-	0.00	Side Pockets Only
Total Distressed - Long Biased		88,278,369	133,798,271	42.93

Distressed - Variable Biased (4)
Anchorage Capital Partners, L.P.	09/01/08 - 07/01/16	28,601,088	51,904,986	16.66	Annual*
Aurelius Capital Partners, LP	07/01/08 - 01/01/13	25,646,328	45,762,988	14.68	Semi-Annual*
King Street Capital, L.P.	08/01/07 - 07/01/08	25,140,581	44,884,138	14.40	Quarterly*
Total Distressed - Variable Biased		79,387,997	142,552,112	45.74

Distressed - Short Biased Credit (5)
Anchorage Short Credit Fund, L.P.	11/01/16 - 02/01/19	21,500,000	17,434,045	5.59	Monthly
Total Distressed - Short Biased Credit		21,500,000	17,434,045	5.59

Total investments in Portfolio Funds		189,166,366	293,784,428	94.26

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 2.24%(2) (Shares 17,530,909)		17,530,909	17,530,909	5.63

Total investments		$206,697,275	$311,315,337	99.89%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2019

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $311,671,041.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2019.
(3)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run its investment portfolios with a variable net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run its investment portfolios with a short bias net exposure.

The aggregate cost of investments for tax purposes was $282,825,110. Net unrealized appreciation on investments for tax purposes was $28,490,227 consisting of $32,368,945 of gross unrealized appreciation and $3,878,718 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.26% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Directional Equity (3)
Egerton Capital Partners, L.P.	05/01/11 - 05/01/15	$50,152,454	$97,873,505	10.01%	Monthly
Sachem Head LP	05/01/15 - 09/01/17	50,000,000	61,073,221	6.24	Quarterly*
Spindrift Partners, L.P.	01/01/17 - 01/01/18	2,995	2,497	0.00	Side Pockets Only
Total Directional Equity		100,155,449	158,949,223	16.25

Equity Hedged - Generalist (4)
Eminence Partners, L.P.	01/01/14 - 01/01/17	61,000,000	81,655,619	8.35	Quarterly
Eton Park Fund, L.P.	05/01/15	92,126	128,425	0.01	Liquidating
Highfields Capital II LP	07/01/15	7,470,970	8,273,700	0.85	Liquidating
Junto Capital Partners LP	01/01/19	25,000,000	26,365,309	2.69	Quarterly*
Lakewood Capital Partners, LP	05/01/17 - 09/01/17	65,000,000	69,507,345	7.11	Quarterly
MW TOPS Fund	06/01/13 - 09/01/17	49,972,460	64,680,331	6.61	Monthly
Naya Fund LP	02/01/19	25,000,000	25,327,740	2.59	Quarterly**
Nitorum Fund, L.P.	12/01/17	35,000,000	37,441,275	3.83	Annual**
Turiya Fund LP	03/01/12 - 05/01/14	44,068,750	56,534,824	5.78	Quarterly*
Viking Global Equities LP	11/01/05 - 03/01/11	24,795,574	93,566,220	9.56	Annual
Total Equity Hedged - Generalist		337,399,880	463,480,788	47.38

Equity Hedged - Sector Specialist (5)
Cadian Fund LP	07/01/08 - 11/01/13	27,371,158	61,133,911	6.25	Quarterly*
Crescent Park Partners, L.P.	02/01/15	23,434,909	32,239,664	3.29	Semi-Annual*
Encompass Capital Fund L.P.	06/01/15 - 07/01/16	35,000,000	54,885,170	5.61	Quarterly*
Long Pond Capital QP Fund, LP	01/01/14 - 02/01/14	42,217,853	61,036,966	6.24	Quarterly*
North River Partners, L.P.	06/01/13 - 11/01/13	36,713,495	61,643,184	6.30	Quarterly
Total Equity Hedged - Sector Specialist		164,737,415	270,938,895	27.69

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Short-Biased Equity (6)
Kriticos International Limited	01/01/12 - 11/01/18	66,007,196	35,810,404	3.66	Quarterly**
Total Short-Biased Equity		66,007,196	35,810,404	3.66

Total investments in Portfolio Funds		668,299,940	929,179,310	94.98

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 2.24%(2) (Shares 19,937,874)		19,937,874	19,937,874	2.04

Total investments		$688,237,814	$949,117,184	97.02%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** All or a portion of the investment is subject to lock-up provision.

*** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $978,270,399.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2019.
(3)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run its investment portfolios with a relatively high or variable net exposure.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run its investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run its investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2019

(6)	Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run its investment portfolios with a permanent net short or short-only exposure.

The aggregate cost of investments for tax purposes was $853,988,653. Net unrealized appreciation on investments for tax purposes was $95,128,531 consisting of $142,551,574 of gross unrealized appreciation and $47,423,043 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.98% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2019:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$476,015,614
Money Market Investment	10,818,597	—	—	10,818,597
Total Investments	$10,818,597	$—	$—	$486,834,211

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$293,784,428
Money Market Investment	17,530,909	—	—	17,530,909
Total Investments	$17,530,909	$—	$—	$311,315,337

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$929,179,310
Money Market Investment	19,937,874	—	—	19,937,874
Total Investments	$19,937,874	$—	$—	$949,117,184

(1)	In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.